Share-Based Compensation - Share Incentive Plan, Share Options, Binomial Model Assumptions (Details) - $ / shares			1 Months Ended	12 Months Ended
	Dec. 01, 2019	Dec. 01, 2016	Nov. 30, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Leju Plan
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis			5.00%
Number of ordinary shares increased	7,833,224	7,553,422
Expiration period	10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares			8.00%
Leju Plan | Employees Share Options
Assumptions used in the binomial model
Risk-free rate of return (as a percent)						2.96%
Contractual life of option						10 years
Estimated volatility rate (as a percent)						66.34%
Dividend yield (as a percent)						1.00%
Leju Plan | Employees Share Options | Group's employees
Share-Based Compensation
Options granted for purchase of shares				0	0	5,968,000
Expiration period						10 years
Award vesting period						3 years
Leju Plan | Employees Share Options | Minimum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.41
Leju Plan | Employees Share Options | Maximum | Group's employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)						$ 1.55
Leju Plan | Restricted Shares
Share-Based Compensation
Restricted shares granted				800,000	250,000	0
Omnigold Plan
Share-Based Compensation
Increase percentage of the then total outstanding shares on an as-converted fully diluted basis							5.00%
Number of shares authorized							5,000,000
Omnigold Plan | Employees Share Options | Group's employees
Share-Based Compensation
Expiration period							10 years
Award vesting period							3 years